Finance Expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Finance Expenses
	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$
Amortization of debt discount	136,105	-
Realised and unrealised currency losses (gains)	(48,049)	(7,436)
Interest expense	241,798	120,807
Total finance expenses	329,854	113,371

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$
Amortization of debt discount	277,447	-
Realised and unrealised currency losses (gains)	(24,040)	(22,627)
Interest expense	555,783	245,226
Total finance expenses	809,190	222,599

	2024	2023
	AUD$	AUD$
Amortization of debt discount	124,006	-
Interest expense	711,807	612,735
Total finance expenses	835,813	612,735